Financial instruments and financial risk management (Details 2) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 19,627,604	$ 6,424,749
Non-derivative financial liabilities | Trade payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	981,254	1,262,861
Non-derivative financial liabilities | Customer deposits and contract liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	428,807	402,783
Non-derivative financial liabilities | Shareholder loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,191	6,230
Derivative financial liabilities | Derivative liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,212,352	4,752,875
Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,817,896	20,117,622
Loans and receivables | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	30,696,299	18,926,933
Loans and receivables | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,121,597	$ 1,190,689